Consolidated Balance Sheets (Unaudited) (Parentheticals)	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 ₪ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 ₪ / shares
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance for credit losses (in Dollars) | $	$ 800		$ 900
Ordinary shares, par value (in New Shekels per share) | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, authorized	180,000		180,000
Ordinary shares, issued	68,103		67,086
Ordinary shares, outstanding	68,103		67,086